UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  028-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang and Robert W. Medway
Title:     Managers
Phone:     212.920.3400

Signature, Place, and Date of Signing:

 /s/ Yale M. Fergang     New York, New York/USA     May 15, 2012
 /s/ Robert W. Medway    New York, New York/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $654,316 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    39650  3033665 SH       SOLE                  3033665
ALLIED NEVADA GOLD CORP        COM              019344100    14847   456400 SH       SOLE                   456400
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106    26483   895000 SH       SOLE                   895000
CINCINNATI BELL INC NEW        COM              171871106    34975  8700200 SH       SOLE                  8700200
COMMUNITY HEALTH SYS INC NEW   COM              203668108       62     4150 SH  CALL SOLE                     4150
DU PONT E I DE NEMOURS & CO    COM              263534109      828    11500 SH  PUT  SOLE                    11500
FIDELITY NATIONAL FINANCIAL    CL A             31620R105    53190  2950100 SH       SOLE                  2950100
GENERAL MTRS CO                COM              37045V100    39873  1554498 SH       SOLE                  1554498
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    15640   635000 SH       SOLE                   635000
HESS CORP                      COM              42809H107    56003   950000 SH       SOLE                   950000
HEWLETT PACKARD CO             COM              428236103    44448  1865200 SH       SOLE                  1865200
HOLLYFRONTIER CORP             COM              436106108    38580  1200000 SH       SOLE                  1200000
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    29723   420000 SH       SOLE                   420000
LEAR CORP                      COM NEW          521865204    37540   807486 SH       SOLE                   807486
MICROSOFT CORP                 COM              594918104    29831   925000 SH       SOLE                   925000
SUNOCO INC                     COM              86764P109    45780  1200000 SH       SOLE                  1200000
TESSERA TECHNOLOGIES INC       COM              88164L100    18544  1075000 SH       SOLE                  1075000
TFS FINL CORP                  COM              87240R107    40216  4233281 SH       SOLE                  4233281
WELLPOINT INC                  COM              94973V107    54612   740000 SH       SOLE                   740000
XEROX CORP                     COM              984121103    33491  4150100 SH       SOLE                  4150100